GOODWILL (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Goodwill [abstract]
Schedule of Goodwill

	2023	2022
Cost
Recycomb S.A.U.	317,878	317,878
Total	317,878	317,878